Prepayments and Other Assets, Net (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Dec. 25, 2017	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 25, 2018
Prepayments and Other Assets, Net [Line Items]
Unpaid secured loans						¥ 21,424
Allowance for doubtful loans		¥ 640,394	¥ 614,246	¥ 557,073	¥ 710,168
Allowance for doubtful accounts		32,035	71,278
Other deposits		¥ 3,959	¥ 3,959
Minimum [Member]
Prepayments and Other Assets, Net [Line Items]
Original term			30 days
Interest rates		6.50%
Maximum [Member]
Prepayments and Other Assets, Net [Line Items]
Original term		3 years
Interest rates		13.20%
Secured loans
Prepayments and Other Assets, Net [Line Items]
Loans receivable			¥ 6,719
Secured loans | Collaborative Arrangement [Member]
Prepayments and Other Assets, Net [Line Items]
Arrangement term	1 year
Secured loans | Minimum [Member] | Collaborative Arrangement [Member]
Prepayments and Other Assets, Net [Line Items]
Loan facilitation fee	0.80%
Secured loans | Maximum [Member] | Collaborative Arrangement [Member]
Prepayments and Other Assets, Net [Line Items]
Loan facilitation fee	4.00%
Secured receivables acquired from trust [Member]
Prepayments and Other Assets, Net [Line Items]
Allowance for doubtful loans			¥ 3,268